5. STOCKHOLDERS' DEFICIT (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Exercise Price	$ 0.001	$ 0.001	$ 0.001
Weighted Average Remaining Contractual Life	3 years 9 months 18 days	1 year 8 months 12 days
Aggregate Intrinsic Value	$ 2,557,300
Warrant 1
Exercise Price	$ .001	$ .001
Warrants Exercisable	45,500,000	34,000
Weighted Average Remaining Contractual Life	4 years 1 month 6 days	1 year 8 months 12 days
Aggregate Intrinsic Value	$ 2,434,250	$ 842,000
Warrant 2
Exercise Price	$ .04
Warrants Exercisable	2,300,000
Weighted Average Remaining Contractual Life	5 years
Aggregate Intrinsic Value	$ 123,050